VIRTUS Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—81.9%
Arizona—4.1%
Arizona State University 0.510%, 7/1/34(2)	$ 250	$ 250
California—8.4%
California County Tobacco Securitization Agency Revenue 5.000%, 6/1/26	100	109
California, State of, General Obligation 5.000%, 12/1/27	350	405
		514

Colorado—4.2%
Colorado, City of, Springs Co. Utilities System Revenue
0.550%, 11/1/41(2)	160	160
Series C 0.550%, 11/1/40(2)	100	100
		260

Georgia—13.9%
Atlanta, City of, Department of Aviation Revenue 5.000%, 1/1/28	250	263
Forsyth County School District General Obligation 5.000%, 2/1/26	250	278
Private Colleges & Universities Authority 5.000%, 4/1/27	275	310
		851

Maryland—1.6%
Washington Suburban Sanitary Commission Series A (CNTY GTD Insured) 0.550%, 6/1/23(2)	100	100
New Jersey—14.3%
New Jersey, State of, General Obligation 5.000%, 6/1/26	500	553
New Jersey Transportation Trust Fund Authority Revenue 5.000%, 6/15/25	300	323
		876

New York—3.4%
New York City Water & Sewer System Revenue 5.000%, 6/15/25	200	211
North Carolina—2.4%
Charlotte, City of, Water & Sewer System Revenue 0.500%, 7/1/36(2)	150	150
Tennessee—4.1%
Shelby County, Series B 0.540%, 3/1/31(2)	250	250
	Par Value	Value

Texas—20.0%
Central Texas Regional Mobility Authority Revenue 5.000%, 1/1/27	$ 175	$ 190
North Texas Tollway Authority, Toll Highway Revenue 5.000%, 1/1/26	500	512
Texas Water Development Board Revenue 5.000%, 4/15/26	250	278
University of Texas System Revenue 0.490%, 7/1/38(2)	250	250
		1,230

Washington—5.5%
University of Washington 5.000%, 4/1/27	300	341
Total Municipal Bonds (Identified Cost $5,160)		5,033

Total Long-Term Investments—81.9% (Identified Cost $5,160)		5,033

	Shares
Short-Term Investment—16.5%
Money Market Mutual Fund—16.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	1,010,134	1,010
Total Short-Term Investment (Identified Cost $1,010)		1,010

TOTAL INVESTMENTS—98.4% (Identified Cost $6,170)		$6,043
Other assets and liabilities, net—1.6%		101
NET ASSETS—100.0%		$6,144

Abbreviation:
CNTY GTD	County Guarantee Program

Footnote Legend:
(1)	At March 31, 2022, 1.7% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Seix Short-Term Municipal Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$5,033	$—	$5,033
Money Market Mutual Fund	1,010	1,010	—
Total Investments	$6,043	$1,010	$5,033
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS SEIX SHORT-TERM MUNICIPAL BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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